Form N-CSR Cover	12 Months Ended
Feb. 28, 2026
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	GMO TRUST
Entity Central Index Key	0000772129
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2026